Consolidated Statements of Cash Flows ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Statement [Line Items]
Profit for the year	₨ 1,257,946	$ 16,594	₨ 1,531,862	₨ 705,377
Adjustments for:
Depreciation and amortization & Impairment of goodwill	3,298,047	43,506	2,835,632	2,290,777
(Gain) / loss on sale of property, plant and equipment	(4,825)	(64)	(1,352)	10,158
Deposits/Advances no longer payable written back		0		43,957
Provision for doubtful receivables/ advances	433,723	5,721	755,495	479,747
Stock compensation expense	22,885	302	40,051	46,372
Net finance (income) / expense	1,024,519	13,515	790,337	860,256
Unrealized (gain)/ loss on account of exchange differences	(15,509)	(205)	7,536	8,342
Tax expense	590,261	7,786	68,414	314,339
Cash flow from operating activities before working capital changes	6,607,047	87,155	6,027,975	4,759,325
Change in trade and other receivables	(4,080,446)	(53,827)	1,075,194	(289,830)
Change in inventories	(992,465)	(13,092)	(112,682)	413,258
Change in Contract Assets	(43,767)	(577)	8,598	17,521
Change in Contract Costs	(248,877)	(3,283)	26,037	11,020
Change in Contract Liabilities	1,282,743	16,922	(166,029)	140,378
Change in other assets	(301,328)	(3,975)	(33,812)	(561,037)
Change in trade and other payables	1,366,459	18,025	226,621	235,332
Change in employee benefits	(69,815)	(921)	21,921	17,888
Cash generated from operations	3,519,551	46,426	7,073,823	4,743,855
Income taxes (paid)/ refund received	(1,274,883)	(16,817)	(107,115)	298,963
Net cash from / (used in) operating activities	2,244,668	29,609	6,966,708	5,042,818
Cash flows from / (used in) investing activities
Acquisition of property, plant and equipment	(6,801,252)	(89,718)	(2,655,319)	(4,062,088)
Expenditure on intangible assets	(333,867)	(4,404)	(307,306)	(340,898)
Proceeds from sale of property, plant and equipment	4,929	65	1,352	11,242
Investments in corporate debt securities & Equity	(263,904)	(3,481)	(5,513)	0
Finance income received	40,071	529	141,584	164,012
Amount paid for acquisition of right of use assets	(239,318)	(3,157)	(793,410)	(98,587)
Net cash from / (used in) investing activities	(7,593,341)	(100,166)	(3,618,612)	(4,326,319)
Cash flows from / (used in) financing activities
Proceeds from issue of shares on exercise of options (including share premium)	42,988	567	245,400	5,334
Proceeds from / (repayment) of borrowings (net)	5,557,074	73,306	1,565,118	1,488,903
Repayment of lease liabilities	(316,594)	(4,176)	(226,155)	(219,529)
Finance expenses paid	(1,113,528)	(14,689)	(965,990)	(1,047,185)
Payment of dividend and dividend distribution tax	0	0	0	(223,602)
Net cash from / (used in) financing activities	4,169,940	55,008	618,373	3,921
Net increase / (decrease) in cash and cash equivalents	(1,178,733)	(15,549)	3,966,469	720,420
Cash and cash equivalents on April 1	5,378,388	70,948	1,415,291	694,771
Effect of exchange fluctuations on cash held	2,363	31	(3,372)	100
Cash and cash equivalents on March 31	₨ 4,202,018	$ 55,430	₨ 5,378,388	₨ 1,415,291